Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Allowance For Doubtful Accounts
The following presents the changes in the balance of the Company’s allowance for doubtful accounts:

	Year Ended December 31,
(in thousands)	2021	2020
Balance at beginning of period	$1,070	$1,038
Additions	709	834
Write – offs	(312)	(257)
Recoveries	(446)	(545)

Balance at end of period	$1,021	$1,070

Summary of Fair Value Hierarchy of The Valuation
The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation:

	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2021
Money market funds included in cash and cash equivalents	$286,890	$—	$—	$286,890
Contingent earnout liability	—	—	59,722	59,722
Private placement warrant liability	—	—	2,646	2,646
December 31, 2020
Money market funds included in cash and cash equivalents	$56,907	$—	$—	$56,907
SVB warrant liability	—	—	545	545

Summary of Changes in Fair Value of the Derivative Warrant Liabilities
The Company remeasures its Common Stock Warrants (as defined below) and Private Placement Warrants (as defined below) at fair value at each reporting period using Level 3 inputs via the Black-Scholes option-pricing model and Binomial Lattice Model, respectively. The valuation of the earnout shares is based on a Monte Carlo simulation. The significant assumptions used in preparing the above models are disclosed in Note 12 Stock Warrants and Note 11 Earnout. All Silicon Valley Bank (“SVB”) warrants were exercised in June 2021. There were no transfers between levels during the periods presented.

(in thousands)	Contingent Earnout Liability	Private Placement Warrant Liability	SVB Warrant Liability
Fair Value as of January 1, 2020	$—	$—	$370
Change in fair value	—	—	175

Fair Value as of December 31, 2020	$—	$—	$545

Fair Value as of January 1, 2021	$—	$—	$545
Recognition of liability acquired as part of the Merger	123,129	5,702	—
Change in fair value	(63,407)	(3,056)	1,248
Exercise of common stock warrants	—	—	(1,793)

Fair Value as of December 31, 2021	$59,722	$2,646	$—

Summary of Property and Equipment Depreciated
The cost of property and equipment is depreciated based upon the following asset lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	3 years

Summary of Balance of The Company's Warranty Reserve
Warranty reserves are included within accrued expenses on the consolidated balance sheets. The following table presents changes in the balance of the Company’s warranty reserve:

	Year Ended December 31,
(in thousands)	2021	2020
Balance at beginning of period	$564	$1,260
Additions to warranty reserve	529	821
Claims fulfilled	(435)	(882)
Change in estimate related to pre-existing warranties	—	(635)

Balance at end of period	$658	$564